Lease	12 Months Ended
Dec. 31, 2022
Lease
Lease

12. Lease

As a lessee:

Operating lease assets primarily represents various facilities under non-cancelable operating leases expiring within one to ten years. Lease costs are included in either selling or general and administrative expenses depending on the use of the underlying asset. Operating lease expenses, including the short-term lease cost which was immaterial, were RMB102,321 and RMB98,943 for the years ended December 31, 2021 and 2022, respectively. Cash payments against operating lease liabilities were RMB99,064 and RMB93,610 for the years ended December 31, 2021 and 2022, respectively.

Supplemental consolidated balance sheet information related to leases was as follows:

	As of December 31,
	(Amount in Thousands)
	2021	2022	2022
	RMB	RMB	US$
Operating leases:
Operating lease right-of-use assets	223,652	168,192	24,386

Current portion of lease liabilities	91,288	84,358	12,231
Non-current portion of lease liabilities	130,956	83,171	12,059
Total operating lease liabilities	222,244	167,529	24,290

Weighted average remaining lease term (years)	2.85	2.32
Weighted average discount rate	4.38%	4.55%

The maturities of operating lease liabilities for the next five years and thereafter as of December 31, 2021 and 2022, are as follows:

	As of December 31,
	(Amount in Thousands)
	2021	2022	2022
	RMB	RMB	US$
Within 1 year	95,288	88,780	12,872
Between 1 and 2 years	75,197	65,378	9,479
Between 2 and 3 years	48,288	18,153	2,632
Between 3 and 4 years	14,459	3,845	557
Between 4 and 5 years	324	817	118
Total lease payment	233,556	176,973	25,658
Less imputed interest	(11,312)	(9,444)	(1,368)
Total	222,244	167,529	24,290